UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hal Mintz

Address:  c/o BAM Capital, LLC
          10 Mountainview Road
          Suite 205
          Upper Saddle River, NJ 07458

13F File Number:  028-13502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Individually
Phone:  (646) 307-4500


Signature, Place and Date of Signing:

    /s/ Hal Mintz             Upper Saddle River, NJ        November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

028-13504                         BAM Management, LLC
--------------------              ---------------------------------
028-13505                         BAM Offshore Management, LLC
--------------------              ---------------------------------
028-11852                         BAM Capital, LLC
--------------------              ---------------------------------

                           Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             52

Form 13F Information Table Value Total:       $ 43,889
                                          ------------
                                         (In Thousands)

List of Other Included Managers:

NONE

                                                   FORM 13F INFORMATION TABLE
                                                      September 30, 2011
COLUMN 1                     COLUMN  2     COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                             TITLE                      VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP      (x$1,000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

AFFYMAX INC                   COM           00826A109     291        65,000      CALL     SOLE     NONE        65,000
ALKERMES INC                  COM           01642T108      37         2,400  SH           SOLE     NONE         2,400
ALKERMES INC                  COM           01642T108     250        16,400      CALL     SOLE     NONE        16,400
ALKERMES INC                  COM           01642T108     423        27,700      PUT      SOLE     NONE        27,700
ALNYLAM PHARMACEUTICALS INC   COM           02043Q107      33         5,000  SH           SOLE     NONE         5,000
ALNYLAM PHARMACEUTICALS INC   COM           02043Q107     545        82,900      CALL     SOLE     NONE        82,900
ALEXZA PHARMACEUTICALS INC    COM           015384100     154       142,900      CALL     SOLE     NONE       142,900
AMYLIN PHARMACEUTICALS INC    COM           032346108     319        34,600      PUT      SOLE     NONE        34,600
AMARIN CORP PLC               COM           023111206      99        10,800      CALL     SOLE     NONE        10,800
AOL INC                       COM           00184X105     202        16,800      CALL     SOLE     NONE        16,800
ARIAD PHARMACEUTICALS INC     COM           04033A100     623        70,900      CALL     SOLE     NONE        70,900
ARIAD PHARMACEUTICALS INC     COM           04033A100   1,588       180,700      PUT      SOLE     NONE       180,700
AVEO PHARMACEUTICALS INC      COM           053588109     134         8,694  SH           SOLE     NONE         8,694
AVEO PHARMACEUTICALS INC      COM           053588109     931        60,500      PUT      SOLE     NONE        60,500
BIOGEN IDEC INC               COM           09062X103   3,409        36,600      CALL     SOLE     NONE        36,600
BIODEL INC                    COM           09064M105     110       199,400  SH           SOLE     NONE       199,400
BRISTOL MYERS SQUIBB CO       COM           110122108     590        18,800      CALL     SOLE     NONE        18,800
BIOSANTE PHARMACEUTICALS INC  COM NEW       09065V203      12         5,300      PUT      SOLE     NONE         5,300
BIOSANTE PHARMACEUTICALS INC  COM NEW       09065V203      99        43,600      CALL     SOLE     NONE        43,600
CADENCE PHARMACEUTICALS INC   COM           12738T100     236        36,000      PUT      SOLE     NONE        36,000
DENDREON CORP                 COM           24823Q107   1,101       122,300      CALL     SOLE     NONE       122,300
ELAN PLC                      ADR           284131208   2,335       221,700      CALL     SOLE     NONE       221,700
EXPRESS SCRIPTS INC           COM           302182100   1,601        43,200      CALL     SOLE     NONE        43,200
EXACT SCIENCES CORP           COM           30063P105   1,103       166,400      CALL     SOLE     NONE       166,400
EXELIXIS INC                  COM           30161Q104      16         2,992  SH           SOLE     NONE         2,992
EXELIXIS INC                  COM           30161Q104      26         4,700      PUT      SOLE     NONE         4,700
EXELIXIS INC                  COM           30161Q104      37         6,700      CALL     SOLE     NONE         6,700
HUMAN GENOME SCIENCES INC     COM           444903108     355        28,000      CALL     SOLE     NONE        28,000
IDENIX PHARMACEUTICALS INC    COM           45166R204     108        21,600      PUT      SOLE     NONE        21,600
IMMUNOGEN INC                 COM           45253H101     285        26,000      CALL     SOLE     NONE        26,000
INTERMUNE INC                 COM           45884X103      42         2,100      PUT      SOLE     NONE         2,100
INTERMUNE INC                 COM           45884X103     338        16,713  SH           SOLE     NONE        16,713
INTERMUNE INC                 COM           45884X103   1,620        80,200      CALL     SOLE     NONE        80,200
ISHARES TR                    RUSSELL 2000  464287655     643        10,000      PUT      SOLE     NONE        10,000
KERYX BIOPHARMACEUTICALS INC  COM           492515101       9         3,000      CALL     SOLE     NONE         3,000
KERYX BIOPHARMACEUTICALS INC  COM           492515101     208        69,300      PUT      SOLE     NONE        69,300
MEDIVATION INC                COM           58501N101     752        44,300      CALL     SOLE     NONE        44,300
MEDIVATION INC                COM           58501N101   2,808       165,400      PUT      SOLE     NONE       165,400
MEDIVATION INC                COM           58501N101   3,369       198,438  SH           SOLE     NONE       198,438
MICROMET INC                  COM           59509C105     240        50,000      CALL     SOLE     NONE        50,000
ONYX PHARMACEUTICALS INC      COM           683399109     189         6,300  SH           SOLE     NONE         6,300
ONYX PHARMACEUTICALS INC      COM           683399109   2,044        68,100      PUT      SOLE     NONE        68,100
ONYX PHARMACEUTICALS INC      COM           68401H104     455        32,900      CALL     SOLE     NONE        32,900
PRICELINE COM INC             COM NEW       741503403   8,630        19,200      PUT      SOLE     NONE        19,200
SANGAMO BIOSCIENCES INC       COM           800677106      57        13,200      CALL     SOLE     NONE        13,200
SANGAMO BIOSCIENCES INC       COM           800677106      85        19,620  SH           SOLE     NONE        19,620
SPDR S&P 500 ETF TR           TR UNIT       78462F103   1,132        10,000      PUT      SOLE     NONE        10,000
SAVIENT PHARMACEUTICALS INC   COM           80517Q100   1,025       250,000      CALL     SOLE     NONE       250,000
VERTEX PHARMACEUTICALS INC    COM           92532F100   1,810        40,700      CALL     SOLE     NONE        40,700
PHARMASSET INC                COM           71715N106   1,137        13,800      CALL     SOLE     NONE        13,800
XENOPORT INC                  COM           98411C100      77        13,000      CALL     SOLE     NONE        13,000
YM BIOSCIENCES INC            COM           984238105     167        90,000  SH           SOLE     NONE        90,000

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